Financial Assets and Liabilities (Tables)	3 Months Ended
Mar. 31, 2025
Presentation of leases for lessee [abstract]
Schedule of Financial Assets and Financial Liabilities

The financial assets and liabilities comprise the following:

	March 31, 2025	December 31, 2024
	(EUR’000)
Financial assets by category
Trade receivables	66,685	166,280
Other receivables (excluding indirect tax receivables)	4,501	3,964
Cash and cash equivalents	517,923	559,543
Financial assets measured at amortized cost	589,109	729,787
Total financial assets	589,109	729,787
Classified in the statement of financial position
Non-current assets	2,657	2,317
Current assets	586,452	727,470
Total financial assets	589,109	729,787

Financial liabilities by category
Borrowings
Convertible senior notes	449,562	458,207
Royalty funding liabilities	303,347	305,379
Lease liabilities	94,363	93,030
Trade payables and accrued expenses	84,370	96,394
Other liabilities (excluding indirect tax, and employee related payables)	3,870	311
Financial liabilities measured at amortized cost	935,512	953,321
Derivative liabilities	174,581	150,670
Financial liabilities measured at fair value through profit or loss	174,581	150,670
Total financial liabilities	1,110,093	1,103,991
Classified in the statement of financial position
Non-current liabilities	357,312	365,080
Current liabilities	752,781	738,911
Total financial liabilities	1,110,093	1,103,991

Summary of Fair Value Hierarchy

	March 31, 2025		December 31, 2024
	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
	(EUR’000)				(1-3)
Convertible senior notes	449,562	433,666	458,207	438,288	3
Royalty funding liabilities	303,347	308,018	305,379	305,673	3
Financial liabilities measured at amortized cost	752,909	741,684	763,586	743,961
Derivative liabilities	174,581	174,581	150,670	150,670	3
Financial liabilities measured at fair value through profit or loss	174,581	174,581	150,670	150,670

Movements in Level 3 Fair Value Measurements

The following table specifies movements in level 3 fair value measurements:

	2025	2024
	(EUR’000)
Derivative liabilities
January 1	150,670	143,296
Remeasurement recognized in finance (income) or expense	23,911	53,995
March 31	174,581	197,291

Summary of Maturity Analysis For Financial Liabilities

The following table summarizes maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the unaudited condensed consolidated statements of financial position as of March 31, 2025:

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
Financial liabilities
March 31, 2025
Borrowings (excluding lease liabilities)	39,585	991,636	—	1,031,221	752,909
Lease liabilities	15,129	57,607	35,250	107,986	94,363
Trade payables, accrued expenses and other liabilities	88,240	—	—	88,240	88,240
Total financial liabilities	142,954	1,049,243	35,250	1,227,447	935,512

“Borrowings (excluding lease liabilities)” comprise convertible notes and royalty funding liabilities. Expected maturity for royalty funding liabilities is based on anticipated amount and timing of future revenue from sale of commercial products. Further details regarding the payment structure of the royalty funding agreements are provided above.